Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and components	$ 22,442	$ 16,435
Products in process	19,366	19,098
Finished products	9,551	8,747
Inventories	$ 51,359	$ 44,280